UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Dryden Government Income Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2008

Date of reporting period:	5/31/2007

Item 1.	Schedule of Investments

Dryden Government Income Fund, Inc.

Schedule of Investments

as of May 31, 2007 (Unaudited)

Principal Amount (000)		Description	Value
LONG-TERM INVESTMENTS 100.7%

Collateralized Mortgage Obligations 7.6%
		Federal Home Loan Mortgage Corp.,
		Ser. 2496, Class PM,
$9,000		5.50%, 9/15/17	$8,864,369
		Ser. 2501, Class MC,
7,000		5.50%, 9/15/17	6,980,294
		Ser. 2513, Class HC,
6,650		5.00%, 10/15/17	6,411,069
		Ser. 2518, Class PV,
5,500		5.50%, 6/15/19	5,402,651
		Federal National Mortgage Association,
		Ser. 1993-29, Class PH,
4		6.50%, 1/25/23	4,330
		Ser. 2002-18, Class PC,
11,050		5.50%, 4/25/17	11,023,376
		Ser. 2002-57, Class ND,
6,817		5.50%, 9/25/17	6,790,934
		Ser. 2002-94, Class HQ,
18,000		4.50%, 1/25/18	16,951,919
		Structured Adjustable Rate Mortgage Loan Trust,
		Ser. 2004-1, Class 4A3,
1,750		4.17%, 2/25/34	1,740,728

		Total collateralized mortgage obligations	64,169,670

Commercial Mortgage Backed Securities 7.4%
		Bear Stearns Commercial Mortgage Securities, Inc.,
		Ser. 2000-WF1, Class A1,
258	(c)	7.64%, 2/15/32	262,103
		Ser. 2004-T16, Class A5,
10,800		4.60%, 2/13/46	10,272,726
		First Union National Bank Commercial Mortgage Trust,
		Ser. 2000-C1, Class A1,
690		7.739%, 5/17/32	693,989
		Greenwich Capital Commercial Funding Corp.,
		Ser. 2007-GG9, Class A4
7,900		5.444%, 1/10/17	7,766,705
		GS Mortgage Securities Corp. II,
		Ser. 2003-C1, Class A3,
18,200		4.608%, 1/10/40	17,413,680
		Ser. 2006-GG8, Class A4,
4,300		5.56%, 11/10/39	4,271,887
		Merrill Lynch Mortgage Trust,
		Ser. 2006-C1, Class ASB
5,000		5.66%, 5/12/39	5,038,000

		Merrill Lynch Financial Corporation Services,
		Ser. 2007-5, Class A4
5,000		5.38%, 8/12/48	4,879,136
		Morgan Stanley Capital I,
		Ser. 2005-T19, Class AAB,
3,625		4.852%, 6/12/47	3,500,326
		Ser. 2006-IQ11, Class A4,
7,200		5.775%, 10/15/42	7,276,081
		Morgan Stanley Dean Witter Capital I,
		Ser. 2001-TOP1, Class A2,
942		6.32%, 2/15/33	941,582

		Total commercial mortgage backed securities	62,316,215

Corporate Bond 0.3%
		Depfa Acs Bank.,
2,960	(c)	5.125%, 3/16/37	2,755,121

Mortgage Backed Securities 56.9%
		Federal Home Loan Mortgage Corp.,
4,776		3.531%, 5/1/34	4,662,996
11,999		3.782%, 6/1/34	11,702,026
36,290		5.00%, 6/1/33 – 5/1/34	34,625,018
40,000	(f)	5.50%, TBA 30 YR	39,050,000
2,847		6.00%, 8/1/32 - 9/1/34	2,858,323
1,902		6.50%, 8/1/10 - 9/1/32	1,948,186
1,663		7.00%, 8/1/11 - 9/1/32	1,689,279
45	(a)	7.50%, 6/1/24	47
237		8.00%, 3/1/22 - 5/1/23	250,542
196		8.50%, 12/1/10 - 9/1/19	207,320
226		9.00%, 1/1/20	238,923
173		11.50%, 10/1/19	188,337
		Federal National Mortgage Association,
3,264		3.49%, 6/1/34 FRN	3,187,644
28,733		3.496%, 5/1/34 FRN	28,060,875
16,532		3.60%, 7/1/33 FRN	16,538,654
2,112		3.804%, 4/1/34 FRN	2,081,260
4,704		3.977%, 9/1/33 FRN	4,602,297
5,577		4.251%, 4/1/34 FRN	5,528,885
5,330		4.469%, 6/1/34 FRN	5,301,940
13,500	(f)	4.50%, TBA 15 YR FRN	12,913,587
7,522		4.877%, 10/1/34 FRN	7,449,727
11,997		4.978%, 6/1/36 FRN	11,959,789
17,659		5.00%, 3/1/34	17,241,284
12,000	(f)	5.00%, TBA 15 YR	11,696,256
24,000		5.00%, TBA 30 YR	22,837,488
99,657		5.50%, 8/1/15 - 11/1/35	97,530,994
13,000		5.50%, TBA 15 YR	12,898,444
17,545		6.00%, 11/1/14 - 1/1/36	17,567,488
16,000	(f)	6.00%, TBA 15 YR	16,160,000
16,000	(f)	6.00%, TBA 30 YR	15,975,008
4,552		6.276%, 3/1/11	4,669,750
14,769		6.50%, 4/1/09 - 10/1/32	15,133,706
9,000		6.50%, TBA 30 YR	9,137,808
12,223		7.00%, 4/1/11 - 2/1/36	12,667,203

	2,038		7.50%, 11/1/07 - 10/1/26	2,072,336
	24		8.50%, 6/1/17 - 3/1/25	26,017
	179		9.00%, 4/1/25	194,534
	52		9.50%, 1/1/25 - 2/1/25	57,652
			Government National Mortgage Association,
	12,936		5.00%, 7/15/33 - 4/15/34	12,435,027
	6,000	(f)	5.50%, TBA 30 YR	5,896,872
	9,025		7.00%, 2/15/09 - 2/15/29	9,430,296
	1,223		7.50%, 4/15/08 - 7/15/24	1,276,694
	946		8.50%, 4/15/25	1,021,301
	650		9.50%, 10/15/09 - 8/20/21	703,753

			Total mortgage backed securities	481,675,566

Small Business Administration Agency 3.1%
			Small Business Administration Participation Certificates,
			Ser. 1995-20B,
	2,031		8.15%, 2/1/15	2,099,200
			Ser. 1995-20L,
	5,721		6.45%, 12/1/15	5,816,064
			Ser. 1996-20H,
	7,073		7.25%, 8/1/16	7,276,225
			Ser. 1996-20K,
	4,262		6.95%, 11/1/16	4,374,602
			Ser. 1997-20A,
	2,105		7.15%, 1/1/17	2,163,927
			Ser. 1998-20I,
	4,839		6.00%, 9/1/18	4,905,309

			Total small business administration agency	26,635,327

Sovereign Bonds 1.5%
			Deutsche Bundersrepublik,
			Ser. 06,
EUR	4,475		4.00%, 7/4/16	5,843,530
			Japan Government,
			Ser. 90,
JPY	135,300		2.20%, 9/20/26	1,125,812
			Norwegian Government,
NOK	15,960		5.00%, 5/15/15	2,635,835
			Sweden Government,
			Ser. 1041,
SEK	18,655		6.75%, 5/5/14	3,085,082

			Total sovereign bonds	12,690,259

U.S. Government Agency Securities 17.6%
			Federal Home Loan Bank,
	$54,340		4.875%, 5/17/17	52,696,324
			Federal Home Loan Mortgage Corp.,
	1,180		4.75%, 1/18/11	1,164,832
	3,110	(c)	5.35%, 11/14/11	3,093,700
			Federal National Mortgage Association,
	10,315		4.875%, 4/10/08	10,276,308
	4,385	(b)	5.00%, 5/11/17	4,294,660

49,870		5.30%, 2/22/11	49,634,314
		Financing Corp. Fico,
10,000		Zero Coupon, 5/11/18	5,617,550
		Tennessee Valley Authority,
		Ser. B,
23,590		4.375%, 6/15/15	22,322,604

		Total U.S. government agency securities	149,100,292

U.S. Government Treasury Obligations 6.3%
		United States Treasury Inflation Indexed,
889		2.00%, 1/15/26	819,410
822		2.375%, 1/15/27	803,154
		United States Treasury Notes,
60		4.50%, 5/15/17	58,163
		United States Treasury Bonds,
918	(b)	4.75%, 2/15/37	880,635
		United States Treasury Notes,
38,275	(b)	4.50%, 4/30/12	37,679,939
		United States Treasury Strip,
25,495		Zero Coupon, 5/15/20 - 5/15/21	12,714,687

		Total U.S. government treasury obligations	52,955,988

		Total long-term investments
		(cost $863,303,996)	852,298,438

SHORT-TERM INVESTMENTS 21.0%

Shares
Affiliated Mutual Funds
		Dryden Core Investment Fund-Dryden Short-Term Bond Series
9,125,378		(cost $91,292,201)(e)	91,253,778
		Dryden Core Investment Fund-Taxable Money Market Series
86,002,125		(cost $86,002,125; includes $43,783,511 of cash collateral received for securities on loan)(d)(e)	86,002,125

		Total short-term investments
		(cost $177,294,326)	177,255,903

OUTSTANDING OPTIONS PURCHASED

Contracts
Options
215		90 Day Euro, expiring 9/17/07 @ $94.625	32,250
215		90 Day Euro, expiring 9/17/07 @ $95	5,375
116		U.S. Long Bond, expiring 8/24/07 @ $111	61,625

		Total outstanding options purchased (cost $267,553)	99,250

		Total Investments, Before Outstanding Investments Sold Short And Options Written 121.7%
		(cost $1,040,865,875)(g)	1,029,653,591

Principal Amount (000)

INVESTMENTS SOLD SHORT (2.1%)

Mortgage Backed Securities
		Federal National Mortgage Association,
		5.50%, TBA
	$18,000	(proceeds $17,753,906)	(17,572,500)

OUTSTANDING OPTIONS WRITTEN

	Contracts
Options
	215	90 Day Euro, expiring 9/17/07 @ $94.75	(16,125)
	215	90 Day Euro, expiring 9/17/07 @ $94.875	(8,063)
	116	U.S. Long Bond, expiring 8/24/07 @ $114	(10,875)

		Total outstanding options written (premiums received $115,756)	(35,063)

		Total Investments, Net of Outstanding Options Written and Investments Sold Short 119.6%
		(cost $1,022,996,213)	1,012,046,028
		Other liabilities in excess of other assets(h) (19.6%)	(165,775,303)

		Net Assets 100.0%	$846,270,725

EUR – Euro

FRN – Floating Rate Note

JPY – Japanese Yen

NOK – Norwegian Krone

SEK – Swedish Krona

(a)	Represents actual principal amount (not rounded to nearest thousand).
(b)	All or portion of securities on loan with an aggregate market value of $42,855,234; cash collateral of $43,783,511 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	All or partial principal amount pledged as collateral for financial futures contracts.
(d)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund–Taxable Money Market Series and Short-Term Bond Series.
(f)	All or partial principal amount of $90,000,000 represents to-be-announced (“TBA”) security acquired under mortgage dollar roll agreement.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of May 31, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$1,043,972,200	$2,449,685	$(16,768,294)	$(14,318,609)

The difference between book basis and tax basis was attributable to deferred losses on wash sales and differences in the treatment of premium and market discount amortization for book and tax purposes.

(h)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts, forward foreign currency contracts and interest rate swap agreements as follows:

Open futures contracts outstanding at May 31, 2007:

Number of Contracts	Type	Expiration Date	Value at May 31, 2007	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
232	30 Yr. U.S. Long Bond	Sept. 2007	$25,317,000	$25,466,457	$(149,457)
	Sovereign Bonds:
13	10 Yr. Australian Bond	June 2007	1,011,713	1,013,458	(1,745)
22	10 Yr. Canadian Bond	Sept. 2007	2,292,969	2,291,684	1,285
52	2 Yr. Euro Schatz	June 2007	7,186,480	7,199,136	(12,656)
46	10 Yr. Euro Bund	June 2007	6,935,373	7,015,177	(79,804)
3	10 Yr. U.K. Gilt	Sept. 2007	626,767	627,901	(1,134)
	Short Positions:
71	2 Yr. U.S. T-Notes	Sept. 2007	14,469,578	14,483,888	14,310
363	5 Yr. U.S. T-Notes	Sept. 2007	37,910,812	37,904,880	(5,932)
1,190	10 Yr. U.S. T-Notes	Sept. 2007	126,586,250	127,522,997	936,747

					$701,614

Forward foreign currency contracts outstanding at May 31, 2007:

Purchase Contracts	Value Payable at Settlement Date	Value at May 31, 2007	Unrealized Appreciation (Depreciation)
Australian Dollar, expiring 6/22/07	$419,271	$421,630	$2,359
Pound Sterling, expiring 6/26/07	217,057	216,160	(897)
Norwegian Krone, expiring 6/22/07	692,090	696,557	4,467
Swedish Krona, expiring 6/25/07	2,954,439	2,958,798	4,359

	$4,282,857	$4,293,145	$10,288

Sales Contracts	Value Receivable at Settlement Date	Value at May 31, 2007	Unrealized Appreciation (Depreciation)
Euros, expiring 6/26/07	$5,764,726	$5,750,018	$14,708
Japanese Yen, expiring 6/26/07	976,385	973,784	2,601
Norwegian Krone, expiring 6/25/07	2,239,367	2,242,541	(3,174)
Swedish Krona, expiring 6/25/07	5,875,407	5,792,923	82,484

	$14,855,885	$14,759,266	$96,619

Interest rate swap agreements outstanding at May 31, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.(a)	12/22/16	$3,855	6.8075%	3 month NZD-BBR-FRA	$(47,753)
Morgan Stanley Capital Services, Inc.(a)	2/5/17	3,855	6.995	3 month NZD-BBR-FRA	(50,000)
Merrill Lynch Capital Services, Inc.(a)	2/28/17	18,500	5.16851	3 month LIBOR	(163,593)
Morgan Stanley Capital Services, Inc.(a)	3/2/17	3,855	6.86	3 month NZD-BBR-FRA	(130,240)
Merrill Lynch Capital Services, Inc.(a)	5/9/17	17,650	5.18726	3 month LIBOR	(303,720)
JPMorgan Chase Bank(b)	5/17/17	4,180	7.325	3 month NZD-BBR-FRA	39,167
Merrill Lynch Capital Services, Inc.(a)	3/2/37	6,145	5.24992	3 month LIBOR	(324,827)
Citibank NA(a)	5/3/37	15,000	5.40	3 month LIBOR	(440,675)

					$(1,421,641)

LIBOR - London Interbank Offered Rate

NZD - BBR - FRA - New Zealand Dollar - Bank Bill Rate - Forward Rate Agreement

(a)	The Fund pays the floating rate and receives the fixed rate.
(b)	The Fund pays the fixed rate and receives the floating rate.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with Prudential Investments LLC (“PI” or “Manager”) to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Swaps are valued by “marking-to-market” the unrealized gains or loses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

The Fund invests in the Taxable Money Market Series and the Short-Term Bond Series (the “Series”), separate portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Government Income Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date July 26, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 26, 2007

*	Print the name and title of each signing officer under his or her signature.